SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (JGWPT Holdings Inc.) (Policies)	9 Months Ended
Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting

Basis of Accounting — The Balance Sheet is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements because there have been no activities in this entity.